Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$409,456.47

Principal:
Principal Collections	$8,124,778.63
Prepayments in Full	$2,748,698.14
Liquidation Proceeds	$116,183.13
Recoveries	$55,394.44
Sub Total	$11,045,054.34
Collections	$11,454,510.81

Purchase Amounts:
Purchase Amounts Related to Principal	$286,037.14
Purchase Amounts Related to Interest	$1,065.39
Sub Total	$287,102.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,741,613.34

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,741,613.34
Servicing Fee	$101,725.12	$101,725.12	$0.00	$0.00	$11,639,888.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,639,888.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,639,888.22
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,639,888.22
Interest - Class A-4 Notes	$8,654.76	$8,654.76	$0.00	$0.00	$11,631,233.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,631,233.46
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$11,563,759.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,563,759.71
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$11,513,773.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,513,773.88
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$11,450,633.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,450,633.88
Regular Principal Payment	$11,024,965.29	$11,024,965.29	$0.00	$0.00	$425,668.59
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$425,668.59
Residual Released to Depositor	$0.00	$425,668.59	$0.00	$0.00	$0.00
Total		$11,741,613.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,024,965.29
Total					$11,024,965.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,050,938.61	$58.86	$8,654.76	$0.06	$8,059,593.37	$58.92
Class B Notes	$2,974,026.68	$62.81	$67,473.75	$1.43	$3,041,500.43	$64.24
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$11,024,965.29	$6.85	$189,254.34	$0.12	$11,214,219.63	$6.97

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$8,050,938.61	0.0588605	$0.00	0.0000000
Class B Notes	$47,350,000.00	1.0000000	$44,375,973.32	0.9371906
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$118,540,938.61	0.0736247	$107,515,973.32	0.0667772

Pool Information
Weighted Average APR	4.113%	4.150%
Weighted Average Remaining Term	18.02	17.33
Number of Receivables Outstanding	17,601	16,705
Pool Balance	$122,070,142.01	$110,622,426.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$118,540,938.61	$107,515,973.32
Pool Factor	0.0741528	0.0671988

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$3,106,452.72
Targeted Overcollateralization Amount	$3,106,452.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,106,452.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$172,018.93
(Recoveries)		137	$55,394.44
Net Loss for Current Collection Period			$116,624.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1465%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.2919%
Second Preceding Collection Period			0.2802%
Preceding Collection Period			0.2607%
Current Collection Period			1.2029%
Four Month Average (Current and Preceding Three Collection Periods)			0.7589%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,659	$12,000,563.31
(Cumulative Recoveries)			$2,308,977.74
Cumulative Net Loss for All Collection Periods			$9,691,585.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5887%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,120.62
Average Net Loss for Receivables that have experienced a Realized Loss			$1,712.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.77%	324	$3,059,279.16
61-90 Days Delinquent	0.43%	44	$470,791.66
91-120 Days Delinquent	0.03%	2	$32,905.20
Over 120 Days Delinquent	0.74%	53	$821,034.02
Total Delinquent Receivables	3.96%	423	$4,384,010.04

Repossession Inventory:
Repossessed in the Current Collection Period		12	$109,423.68
Total Repossessed Inventory		19	$203,205.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5025%
Preceding Collection Period			0.5454%
Current Collection Period			0.5926%
Three Month Average			0.5469%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer